GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 08, 2010
Goodwill and intangible assets
Asset impairment charges	$ 3,043,000	$ 476,000
Goodwill		13,820,000
Purchased intangible assets
Net		3,625,000
iTV
Goodwill and intangible assets
Amount of intangible assets acquired			5,000,000
Amount of goodwill acquired			13,800,000
Estimated weighted-average life	4 years
Asset impairment charges	0	0
Amortizable intangible assets
Gross	4,955,000	4,955,000
Accumulated Amortization	(1,961,000)	(1,445,000)
Effect of ITV deconsolidation	(2,994,000)
Net		3,510,000
Purchased intangible assets
Gross	5,115,000	5,070,000
Effect of ITV deconsolidation	(3,154,000)
Net		3,625,000
iTV | Domain Name
Unamortizable intangible assets
Gross and Net	160,000	115,000
Effect of ITV deconsolidation	(160,000)
iTV | Technology Platform
Goodwill and intangible assets
Estimated fair value of amortizable intangible assets acquired			4,700,000
Amortizable intangible assets
Gross	4,708,000	4,708,000
Accumulated Amortization	(1,863,000)	(1,373,000)
Effect of ITV deconsolidation	(2,845,000)
Net		3,335,000
iTV | Non-compete Agreements
Goodwill and intangible assets
Estimated fair value of amortizable intangible assets acquired			300,000
Amortizable intangible assets
Gross	247,000	247,000
Accumulated Amortization	(98,000)	(72,000)
Effect of ITV deconsolidation	(149,000)
Net		$ 175,000